Basis of Preparation	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Basis of Preparation

Note 2. Basis of Preparation

2.1 Statement of compliance

The consolidated financial statements of Coca-Cola FEMSA S.A.B. de C.V. and its subsidiaries as of December 31, 2018 and 2017 and for the years ended December 31, 2018, 2017 and 2016 have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The Company’s consolidated financial statements and notes were authorized for issuance by the Company’s Chief Executive Officer John Santa Maria Otazua and Chief Financial and Administrative Officer Constantino Spas Montesinos on February 25, 2019. These consolidated financial statements and notes were approved at the Company’s Board of Directors meeting on February 25, 2019. Subsequent events have been considered through that date (see Note 29). These consolidated financial statements and their accompanying notes will be presented to the Shareholders meeting on March 14, 2019. The Company´s Board of Directors and Shareholders have the authority to approve or modify the Company´s consolidated financial statements.

2.2 Basis of measurement and presentation

The consolidated financial statements have been prepared on the historical cost basis except for the following:

•	Derivative financial instruments

•	Trust assets of post-employment and other non-current employee benefit plans

The carrying values of recognized assets and liabilities that are designated as hedged items in fair value hedges that would otherwise be carried at amortized cost are adjusted to record changes in the fair values attributable to the risks that are being hedged in effective hedge relationship.

The financial statements of subsidiaries whose functional currency is the currency of a hyperinflationary economy are stated in terms of the measuring unit current at the end of the reporting period.

2.2.1 Presentation of consolidated income statement

The Company classifies its costs and expenses by function in the consolidated income statement in order to conform to industry practices.

2.2.2 Presentation of consolidated statements of cash flows.

The Company´s consolidated statement of cash flows is presented using the indirect method.

2.2.3 Convenience translation to U.S. dollars ($)

The consolidated financial statements are stated in millions of Mexican pesos (“Ps.”) and rounded to the nearest million unless stated otherwise. However, solely for the convenience of the readers, the consolidated statement of financial position as of December 31, 2018 and the consolidated income statement, the consolidated statement of comprehensive income and consolidated statement of cash flows for the year ended December 31, 2018 were converted into U.S. dollars at the exchange rate of Ps 19.6350 per U.S. dollar as published by the Federal Reserve Bank of New York on December 31, 2018, the last date in 2018 for which information is available. This arithmetic conversion should not be construed as representations that the amounts expressed in Mexican pesos may be converted into U.S. dollars at that or any other exchange rate. As of March 6, 2019 (the issuance date of these financial statements) such exchange rate was Ps. 19.3065 per U.S. dollar, an appreciation of 1.6% since December 31, 2018.

2.3 Critical accounting judgments and estimates

In the application of the Company’s accounting policies, which are described in Note 3, management is required to make judgments, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period or in the period of the revision and future periods if the revision affects both current and future periods.

Judgements

In the process of applying the Company’s accounting policies, management has made the following judgements which have the most significant effects on the amounts recognized in the consolidated financial statements.

2.3.1 Key sources of estimation uncertainty

The following are the key assumptions concerning the future, and other key sources of estimation uncertainty at the end of the reporting period, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising beyond the control of the Company. Such changes are reflected in the assumptions when they occur.

2.3.1.1 Impairment of indefinite lived intangible assets, goodwill and other depreciable long-lived assets

Intangible assets with indefinite lives as well as goodwill are subject to impairment tests annually or whenever indicators of impairment are present. Impairment exists when the carrying value of an asset or cash generating unit (CGU) exceeds its recoverable amount, which is the higher of its fair value less costs to sell and its value in use. The fair value less costs to sell calculation is based on available data from binding sales agreements in arm’s length transactions of similar assets or observable market prices less incremental costs for disposing of the asset. In order to determine whether such assets are impaired, the Company calculates an estimation of the value in use of the cash-generating units to which such assets have been allocated. Impairment losses are recognized in current earnings for the excess of the carrying amount of the asset or CGU and its value in use in the period the related impairment is determined.

The Company assesses at each reporting date whether there is an indication that a long-lived asset may be impaired. If any indication exists, or when annual impairment testing for an asset is required, the Company estimates the asset’s recoverable amount. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset or CGU is considered impaired and is written down to its recoverable amount, which is determined based on its value in use. In assessing value in use, the estimated future cash flows expected to be generated from the use of the asset or CGU re discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less costs to sell, recent market transactions are taken into account, if available. These calculations are corroborated by valuation multiples or other available fair value indicators. The key assumptions used to determine the recoverable amount for the Company’s CGUs, including a sensitivity analysis, are further explained in Notes 3.17 and 12.

2.3.1.2 Useful lives of property, plant and equipment and intangible assets with definite useful lives

Property, plant and equipment, including returnable bottles which expected to provide benefits over a period of more than one year, as well as intangible assets with definite useful lives are depreciated/ amortized over their estimated useful lives. The Company bases its estimates on the experience of its technical personnel as well as its experience in the industry for similar assets; see Notes 3.13, 11 and 12.

2.3.1.3 Post-employment and other non-current employee benefits

The Company regularly evaluates the reasonableness of the assumptions used in its post-employment and other non-current employee benefit computations. Information about such assumptions is described in Note 16.

2.3.1.4 Income taxes

Deferred income tax assets and liabilities are determined based on the differences between the financial statement carrying amounts and the tax bases of assets and liabilities. The Company recognizes deferred tax assets for unused tax losses and other credits and regularly reviews them for recoverability, based on its judgment regarding the probability of the expected timing and level of future taxable income, the expected timing of the reversals of existing taxable temporary differences and future tax planning strategies see Note 24.

2.3.1.5 Tax, labor and legal contingencies and provisions

The Company is subject to various claims and contingencies related to tax, labor and legal proceedings as described in Note 25. Due to their nature, such legal proceedings involve inherent uncertainties including, but not limited to, court rulings, negotiations between affected parties and governmental actions. Management periodically assesses the probability of loss for such contingencies and accrues a provision and/ or discloses the relevant circumstances, as appropriate. If the potential loss of any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a provision for the estimated loss. Management’s judgment must be exercised to determine the likelihood of such a loss and an estimate of the amount, due to the subjective nature of the loss.

2.3.1.6 Valuation of financial instruments

The Company is required to measure all derivative financial instruments at fair value.

The fair values of derivative financial instruments are determined considering quoted prices in recognized markets. If such instruments are not traded, fair value is determined by applying techniques based upon technical models supported by sufficient, reliable and verifiable data, recognized in the financial sector. The Company bases its forward price curves upon market price quotations. Management believes that the chosen valuation techniques and assumptions used are appropriate in determining the fair value of financial instruments, see Note 20.

2.3.1.7 Business combinations

Businesses combinations are accounted for using the acquisition method. The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the acquisition-date fair values of the assets transferred by the Company to and liabilities assumed by the Company from the former owners of the acquired, the amount of any non-controlling interest in the acquired and the equity interests issued by the Company in exchange for control of the acquired.

At the acquisition date, the identifiable assets acquired and the liabilities assumed are recognized and measured at their fair value, except that:

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deferred tax assets or liabilities, and assets or liabilities related to employee benefit arrangements are recognized and measured in accordance with IAS 12, Income Taxes and IAS 19, Employee Benefits, respectively;

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liabilities or equity instruments related to share-based payment arrangements of the acquired or share-based payment arrangements of the Company entered into to replace share-based payment arrangements of the acquired are measured in accordance with IFRS 2, Share- based Payment at the acquisition date, see Note 3.25;

•

assets (or disposal groups) that are classified as held for sale in accordance with IFRS 5, Non-current Assets Held for Sale and Discontinued Operations are measured in accordance with that standard; and

•	Indemnifiable assets are recognized at the acquisition date on the same basis as the indemnifiable liability subject to any contractual limitations.

For each acquisition, management’s judgment must be exercised to determine the fair value of the assets acquired, the liabilities assumed and any non-controlling interest in the acquired, applying estimates or judgments in techniques used, especially in forecasting CGU’s cash flows, in the computation of weighted average cost of capital (WACC) and estimation of inflation during the identification of intangible assets with indefinite live, mainly, distribution rights.

2.3.1.8 Investments in associates

If the Company holds, directly or indirectly, 20 per cent or more of the voting power of the investee, it is presumed that it has significant influence, unless it can be clearly demonstrated that this is not the case. If the Company holds, directly or indirectly, less than 20 per cent of the voting power of the investee, it is presumed that the Company does not have significant influence, unless such influence can be clearly demonstrated. Decisions regarding the propriety of utilizing the equity method of accounting for a less than 20 per cent-owned corporate investee require a careful evaluation of voting rights and their impact on the Company’s ability to exercise significant influence. Management considers the existence of the following circumstances, which may indicate that the Company is in a position to exercise significant influence over a less than 20 per cent-owned corporate investee:

•	representation on the board of directors or equivalent governing body of the investee;

•	participation in policy-making processes, including participation in decisions about dividends or other distributions;

•	material transactions between the Company and the investee;

•	interchange of managerial personnel; or

•	provision of essential technical information.

Management also considers the existence and effect of potential voting rights that are currently exercisable or currently convertible when assessing whether the Company has significant influence.

In addition, the Company evaluates the indicators that provide evidence of significant influence:

•	the Company’s extent of ownership is significant relative to other shareholdings (i.e. a lack of concentration of other shareholders);

•	the Company’s significant shareholders, its parent, fellow subsidiaries, or officers of the Company, hold additional investment in the investee; and

•	the Company is a part of significant investee committees, such as the executive committee or the finance committee.

2.3.1.9 Joint Arrangements

An arrangement can be a joint arrangement even though not all of its parties have joint control of the arrangement. When the Company is a party to an arrangement it shall assess whether the contractual arrangement gives all the parties, or a group of the parties, control of the arrangement collectively; joint control exists only when decisions about the relevant activities require the unanimous consent of the parties that control the arrangement collectively. Management needs to apply judgment when assessing whether all the parties, or a group of the parties, have joint control of an arrangement. When assessing joint control, management considers the following facts and circumstances:

a)	If all the parties, or a group of the parties, control the arrangement, considering definition of joint control, as described in Note 3.1; and

b)	If decisions about the relevant activities require the unanimous consent of all the parties, or of a group of the parties

As mentioned in Note 4, until January 2017, Coca-Cola FEMSA accounted for its 51% investment in Coca-Cola FEMSA Philippines, Inc. (CCFPI) as a joint venture, this was based on the facts that Coca-Cola FEMSA and TCCC: (i) make all operating decisions jointly during the initial four-year period and (ii) potential voting rights to acquire the remaining 49% of CCFPI were not probable to be exercised in the foreseeable future and the fact that the call option remains “out of the money” as of December 31, 2016. In January 2017, the arrangement between Coca-Cola FEMSA and TCCC for joint control of CCFPI expired; therefore, Coca-Cola FEMSA started to consolidate the operations of CCFPI effective February 2017. On August 16, 2018, Coca-Cola FEMSA announced the exercise of the put option to sell its 51% stock in CCFPI to TCCC and the transaction closed on December 13, 2018. Therefore, the consolidated income and cash flows statements presented in the consolidated financial statements are represented as if the CCFPI had been discontinued from February 2017, date of the consolidation of the operations.

2.3.1.10 Venezuela Exchange Rates and Consolidation

As further explained in Note 3.3 below, as of December 31, 2017, the exchange rate used to translate the financial statements of the Company’s Venezuelan operations for reporting purposes into the consolidated financial statements, was 22,793 bolivars per US dollar.

As also explained in Note 3.3 below, effective December 31, 2017 the Company deconsolidated its operations in Venezuela due to the political and economic environment in that country and began accounting for its investment under the fair value method. Consequently beginning January 1, 2018, all changes in the fair value of the investment, including foreign currency translations differences will be recognized for Venezuela’s operations in other comprehensive income.

2.4 Changes in accounting policies

The Company has applied the following amendments to the standards, which are effective for annual periods beginning on or after January 2018, their application has no significant effects:

2.4.1 IFRS 9 Financial Instruments

I.	Classification and measurement of financial assets and liabilities and hedge accounting

The Company adopted IFRS 9, Financial Instruments issued in July 2014 at the date of initial application on January 1, 2018. The requirements under IFRS 9 represent a significant change from IAS 39 Financial Instruments: Classification and Measurement. The nature and key effects of the changes within the accounting policies of the Company as a result of the adoption of IFRS 9 are summarized below.

The classification of financial assets under IFRS 9 is based on the business model over which the financial asset is managed and the characteristic of the contractual cash flows of the financial assets. IFRS 9 contains three classification categories for financial assets: measured at amortized cost, fair value with changes in other comprehensive income (“FVOCI”) and fair value through profit or loss (“FVPL”). IFRS 9 also allows equity instruments in non-listed companies to be designated as FVOCI, if they are intended to be held for the foreseeable future. The standard eliminates the categories of IAS 39: investments held to maturity, loans and accounts receivable and available for sale. According to IFRS 9, the derivatives implicit in contracts where the host contract is a financial asset under the scope of the standard will never be separated. In contrast, the hybrid financial instrument is evaluated as a whole for the evaluation of its classification. The adoption of IFRS 9 has not had a significant effect on the accounting policies of the Company in terms of classification and measurement of financial assets and related profit or loss accounts.

The Company chose to adopt the new hedge accounting model under IFRS 9. This implies that the Company confirms that hedge accounting relationships are aligned with its risk management, objectives and strategy and to apply a more qualitative and prospective approach to evaluate the effectiveness of hedges.

For an explanation of how the Company applies hedge accounting under IFRS 9 see Note 7.

Activities carried out in the adoption

The Company conducted a qualitative and quantitative evaluation for the adoption of IFRS 9. The activities carried out are the following:

•	The determination of the business model within which the financial assets are held.

•	Review and documentation of the business models for managing financial assets, accounting policies, processes and internal controls related to financial instruments.

•	Update of documentation of the hedging relationships, as well as the policies for hedge accounting, and internal controls.

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All hedge relationships designated in accordance with the criteria of IAS 39 as of December 31, 2017 fulfilled the criteria and requirements to be designated as accounting hedges in accordance with IFRS 9 as of January 1, 2018 and, therefore, it was considered that they continue to be hedging relationships.

For classification, measurement and accounting of hedges, no significant changes were determined, except those related to the documentation of the adoption of the standard, which include the tests of holding for Only Payments of Principal and Interest (“SPPI”), and the update of the hedge files. Therefore, no significant adjustments from the adoption of IFRS 9 were recognized in the consolidated financial statements of the entity in relation to the classification, measurement and accounting of hedges.

II.	Impairment of financial assets

IFRS 9 replaces the “loss incurred” model in IAS 39 with a forward-looking “expected loss” model. The new impairment model is applicable to financial assets (debt instruments) measured at amortized cost and investments measured at FVOCI and other contractual asset. Under IFRS 9, the provision for impairment loss is recognized earlier than under IAS 39.

An analysis was carried out to determine the impact of the new “expected loss” model of financial assets to calculate the provisions that should be registered. As of January 1, 2018, the effect of adopting the standard within the retained earnings was Ps. 87, equivalent to 1% of the total portfolio maintained at the date of adoption. The impact for the provisions of the financial assets under the new standard is not significant because the accounts receivable are characterized by recovering in the short term, which results in estimates of expected loss that approximates the previous provision for doubtful accounts under IAS 39.

2.4.2 IFRS 15, Revenue from contracts with customers

The Company adopted IFRS 15 Revenue from contracts with customers on its consolidated financial statements as of the effective date January 1st, 2018. IFRS 15 establishes a 5-step model approach to which the entity recognizes revenue to depict the transfer of control of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. According to the standard, a performance obligation may be satisfied over time (which better reflects the pattern of which the Company fulfills its performance obligations for the exchange of those good and services) or at a point in time that the control of good and services are totally transferred to the customers.

For the transition, the Company applied the modified retrospective method by determining the cumulative effect as of the date of the standard adoption on the consolidated financial information for the years ended December 31, 2017 and prior. The prior period financial statements were not restated and the impact of adoption is immaterial to the consolidated financial statements.

In contrast to the previous issued standard, the IFRS 15 preescribes the accounting treatment for the variable considerations that may result from incentives given to customers (rebates and promotional allowances), which are included (estimated) in the transaction price to the extent that is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved.

a)	Sale of goods

It includes the sales of goods by all the subsidiaries of the Company, mainly the sale of beverages of the leading brand of Coca-Cola in which the revenue is recognized in the point of time those products were sold to the customers. Applying IFRS 15 did not result in a change in the revenues recognition pattern for the sale of goods because the performance obligations of the all the activities of the Company were satisfied at the moment that the product is sold and the Company becomes entitled to the consideration in exchange for the arrangement; that is, the control of the products are transfers in a point of time.

b)	Rendering of services

It includes the revenues of distribution services that the Company recognizes as revenues when performance obligation is satisfied, which generally occurs over time since the related benefits are consumed by the customers as control is transferred and the arrangements cover a short period of time (generally, three months or less). There are no variable considerations created from rendered services.

The adoption of IFRS 15 does not have any impact on the Company; however it modifies its accounting policies with the purpose to align those to the new 5-step model established by IFRS 15. Those changes did not result in additional impacts for the revenues recognition in contrast to the previous standard IAS 18.

2.4.3 Amendments to IFRS 2 Classification and Measurement of Share-based Payment Transactions

The IASB issued amendments to IFRS 2 Share-based Payment that address three main areas: the effects of vesting conditions on the measurement of a cash-settled share-based payment transaction; the classification of a share-based payment transaction with net settlement features for withholding tax obligations; and accounting where a modification to the terms and conditions of a share-based payment transaction changes its classification from cash settled to equity settled. On adoption, entities are required to apply the amendments without restating prior periods, but retrospective application is permitted if elected for all three amendments and other criteria are met. Coca-Cola FEMSA’s accounting policy for cash-settled share based payments is consistent with the approach clarified in the amendments. In addition, Coca-Cola FEMSA has no share-based payment transaction with net settlement features for withholding tax obligations and had not made any modifications to the terms and conditions of its share-based payment transaction. Therefore, these amendments do not have any impact on Coca-Cola FEMSA’s consolidated financial statements.

2.4.4 Other adjustments

In addition to the adjustments described above, upon adoption of IFRS 9, other items of the primary financial statements such as deferred taxes, investment in an associate and a joint venture (arising from the financial instruments held by these entities), income tax expense, non-controlling interests and retained earnings were adjusted as necessary.

IFRIC Interpretation 22- Foreign Currency Transactions and Advance Considerations

The Interpretation clarifies that, in determining the spot exchange rate to use on initial recognition of the related asset, expense or income (or part of it) on the de-recognition of a non-monetary asset or non-monetary liability relating to advance consideration, the date of the transaction is the date on which an entity initially recognizes the non-monetary asset or non-monetary liability arising from the advance consideration. If there are multiple payments or receipts in advance, then the entity must determine the date of the transactions for each payment or receipt of advance consideration. This Interpretation does not have any impact on Coca-Cola FEMSA’s consolidated financial statements.